UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C. 20549

                           Form 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2011

Check here if Amendment     [ ];      Amendment Number:
                                                        -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Spot GP LLC
Address:    440 South LaSalle Street, Suite 2800
            Chicago, Illinois 60605

Form 13F File Number: 028-14094

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert Merrilees
Title: Manager
Phone: (312) 362-4550

Signature, Place, and Date of Signing:

 /s/ Robert Merrilees               Chicago, Illinois        8/10/2011
----------------------------    ------------------------     ----------
         [Signature]                  [City, State]            [Date]

Report Type (Check only one):

[ ]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Other Manager Reporting For this Manager:

FORM 13F FILE NUMBER   NAME
--------------------   -------------------------------
028-14090              Spot Trading LLC